INCOME TAXES - Reconciliation (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes
Canadian statutory rate (as a percent)	27.00%	27.00%	27.00%
Expected income tax expense/(recovery)	CAD 86,126	CAD 43,259	CAD (456,537)
Change in valuation allowance	(162,992)	(266,896)	443,655
Foreign and statutory rate differences	157,320	(12,826)	(179,809)
Non-taxable capital (gains)/losses	(6,337)	(6,478)	23,450
Share-based compensation	5,067	6,611	4,395
Other	2,804	(868)	(2,629)
Income Tax expense/(recovery)	CAD 81,988	CAD (237,198)	CAD (167,475)